Note 5 - Investments	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
5.	INVESTMENTS

The Company holds investments as follows:

	December 31,	December 31,
	2019	2018
Equity securities	$1,408	$1,742
Warrants	-	39
	$1,408	$1,781

	December 31,	December 31,
	2019	2018
Equity securities, beginning of year	$1,742	$2,435
Additions	-	1,202
Unrealized loss for the year	(334)	(1,895)
Equity securities, end of year	$1,408	$1,742

During the year ended
December 31, 2019,
the Company recorded an unrealized loss of
$334,
net of
nil
tax, in other comprehensive loss (
December 31, 2018:
$1,895
) on investments in equity securities designated as FVTOCI instruments.

	December 31,	December 31,
	2019	2018
Warrants, beginning of year	$39	$661
Change in fair value of warrants	(39)	(622)
Warrants, end of year	$-	$39

During the year ended
December 31, 2019,
the Company recorded a realized loss of
$39
in profit or loss on warrants designated as FVTPL that expired unexercised during the year.